Stockholders' Equity - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jan. 22, 2021	Dec. 31, 2020
Subsidiary or Equity Method Investee [Line Items]
Preferred stock shares authorized	1,000,000	1,000,000
Preferred Stock par or stated value per share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Shares Authorized	290,000,000	290,000,000		290,000,000
Common stock description of voting rights	one vote
Common Stock, Par Value	$ 0.000001	$ 0.000001		$ 0.000001
Common Stock, Shares, Issued	105,964,928	105,964,928		103,062,319
Common Stock, Shares, Outstanding	104,022,678	104,022,678		100,223,194
Class A [Member]
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	0	0
Temporary Equity, Shares Issued	25,376,598	25,376,598
Temporary equity shares outstanding	25,376,598	25,376,598
Class A [Member] | Founder Shares [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of common stock shares outstanding	20.00%	20.00%
Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares Authorized	20,000,000	20,000,000
Common stock description of voting rights		one vote
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	6,344,150	6,344,150
Common Stock, Shares, Outstanding	6,344,150	6,344,150
Class B [Member] | Founder Shares [Member]
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares, Outstanding	6,344,150	6,344,150	6,408,750
Percentage of common stock shares outstanding			20.00%